Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

On April 18, 2013, the Company sold a Super 8 in Fort Madison, Iowa (40 rooms) for $1.1 million. Proceeds were used to pay off the associated debt.

Our credit facilities with Great Western Bank require us to maintain a loan-specific debt service coverage ratio of 1.20:1 or more. In the event the ratio is below the requirement on any measurement date, the loan agreement provides for an automatic decrease in the availability of the revolving credit facility in an amount sufficient to meet the required ratio. On March 31, 2013 the loanspecific debt service coverage ratio was 1.18:1; accordingly, the availability of our revolving credit facility was decreased from $12.5 million to $12.1 million to maintain compliance with the loan-specific debt service coverage ratio requirement of 1.20:1. The availability of our revolving credit facility is adjusted quarterly, subject to maximum availability of $12.5 million.

On May 1, 2013, the Company sold a Masters Inn in Tuscaloosa, Alabama (151 rooms) for $1.8 million. Proceeds were used to reduce the balance of the revolving credit facility with Great Western Bank.

As of December 31, 2012, the Company had 22 hotels classified as held for sale. Subsequent to year end, the Company classified an additional seven hotels as held for sale. These changes were reflected in an 8-K filed on August 29, 2013. Subsequently, the Company classified an additional eight hotels as held for sale, and reclassified one hotel as held for use, bringing the total hotels held for sale to 34. These additional reclassifications are reflected in this 8-K.

Note 16.	Subsequent Events

On January 10, 2013, the Company obtained a $2.4 million loan from First State Bank in Fremont, Nebraska. The loan is secured by four hotels, bears interest at 5.5%, and matures on September 1, 2016. Proceeds of the loan were used for operations.

On February 13, 2013, the Company sold a Guesthouse Inn in Ellenton, Florida (63 rooms) for $1.26 million, and a Days Inn in Fredericksburg, Virginia (120 rooms) for $2.05 million. Proceeds from the sale of the Days Inn were used to pay off the associated debt, while the remaining proceeds were used for general corporate purposes.

On February 21, 2013, the rate on the $2.9 million balance owed to Elkhorn Valley Bank was dropped from 6.25% to 5.50%.

On August 14, the Company effected a one-for-eight reverse split of the Company's common stock. Certain amounts in this Form 8-K have been retroactively adjusted to reflect the one-for-eight split.

Subsequent to year end, the Company classified an additional seven hotels as held for sale. These changes were reflected in a Form -8K filed on August 29, 2013. Subsequently, the Company classified an additional eight hotels as held for sale, and reclassified one hotel as held for use, bringing the total hotels held for sale to 36.